INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS
Intangible assets		$ 72,600
Goodwill		1,893,740
Current assets	$ 1,596,679	270,131	$ 258,446
Current liabilities	$ 2,334,245	5,916,339	$ 6,832,376
Total net assets acquired		$ 1,966,340
The purchase price consists of the following:
Common Stock		1,966,340
Total purchase price		$ 1,966,340